SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2015
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION

11. SHARE BASED COMPENSATION

Stock Incentive Plan

There was no change in the share incentive plan or modification in the six months ended June 30, 2015. A summary of the option activity is as follows:

	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

Options
Outstanding on January 1, 2015	7,401,800	0.74	2.31	-
Granted	575,000	0.74	5.50	-
Exercised	(750,000)	0.74	0.01	N/A
Forfeited	(1,443,000)	0.74	N/A	-
Outstanding on June 30, 2015	5,783,800	0.74	3.27	-
Vested or expected to vest at June 30, 2015	5,760,578	0.62	2.46	-
Exercisable at June 30, 2015	3,865,186	0.74	0.97	-

The fair value of each option grant is estimated on the date of grant or modification using the Black-Scholes option pricing model using the assumptions noted below.

	Average risk-free rate of return	Weighted average expected option life	Volatility rate	Dividend yield
Granted in 2015	1.65%	4.5 years	174.53%	0%

The weighted average grant date fair value of options granted during six months ended June 30, 2015 was $0.64.

As of June 30, 2015, there was $2,595 in total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the Plan, which is expected to be recognized over a weighted-average period of 3.5 years.

Restricted Share Units

A summary of the RSUs activity is as follows:

	Number of shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
RSUs
Outstanding on January 1, 2015	750,000	2.72	2.29
Granted	-	-	-
Vested	100,000	2.72	N/A
Outstanding on June 30, 2015	650,000	2.72	2.15

The RSUs are measured based on the fair market value of the underlying common stock on the dates of grant. The aggregate compensation cost for RSUs recorded under the Plan was $101 for the six months ended June 30, 2015.

As of June 30, 2015, there was $738 in total unrecognized compensation expense related to unvested RSUs, which is expected to be recognized over a weighted-average period of 2.2 years.